UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                 RICE HALL JAMES
                                                              MID CAP PORTFOLIO
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.6%
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      -----------     ----------
CONSUMER DISCRETIONARY -- 18.2%
    Autoliv ..........................................     3,475      $  170,240
    Harrah's Entertainment ...........................     1,475         108,560
    International Speedway, Cl A .....................     1,843          87,082
    Polo Ralph Lauren ................................     1,737          98,384
    Ross Stores ......................................     4,068         115,938
    Univision Communications, Cl A* ..................     4,082         129,971
    Valassis Communications* .........................     1,757          49,020
    Weight Watchers International* ...................     2,557         120,281
                                                                      ----------
                                                                         879,476
                                                                      ----------
CONSUMER STAPLES -- 4.9%
    Del Monte Foods* .................................    10,515         112,405
    Hormel Foods .....................................     3,770         126,408
                                                                      ----------
                                                                         238,813
                                                                      ----------
ENERGY -- 8.9%
    National Oilwell Varco* ..........................     1,515         115,246
    Noble ............................................     1,898         152,675
    Patterson-UTI Energy .............................     4,372         164,475
                                                                      ----------
                                                                         432,396
                                                                      ----------
FINANCIALS -- 3.5%
    CapitalSource ....................................     3,677          80,747
    Mercury General ..................................     1,542          86,922
                                                                      ----------
                                                                         167,669
                                                                      ----------
HEALTH CARE -- 12.3%
    Advanced Medical Optics* .........................     2,720         121,258
    IMS Health .......................................     4,768         117,293
    Medimmune* .......................................     4,729         161,353
    Thermo Electron* .................................     2,736          92,039
    Universal Health Services, Cl B ..................     2,163         102,764
                                                                      ----------
                                                                         594,707
                                                                      ----------
INDUSTRIALS -- 23.5%
    American Power Conversion ........................     6,159         145,968
    Aramark, Cl B ....................................     3,292          87,732
    Dover ............................................     2,796         128,420
    Manpower .........................................     1,451          78,108
    Northrop Grumman .................................     2,052         127,491
    Ryder System .....................................     3,530         157,791
    Southwest Airlines ...............................     8,320         136,947
    Steelcase, Cl A ..................................     6,000         101,100
    Waste Management .................................     5,505         173,848
                                                                      ----------
                                                                       1,137,405
                                                                      ----------
INFORMATION TECHNOLOGY -- 15.3%
    Ceridian* ........................................     3,613          89,169
    Flextronics International* .......................     8,891          93,000
    Reynolds & Reynolds, Cl A ........................     3,407          96,759
    Sabre Holdings, Cl A .............................     4,241         103,904
    Scientific-Atlanta ...............................     2,302          98,433

THE ADVISORS' INNER CIRCLE FUND                                 RICE HALL JAMES
                                                              MID CAP PORTFOLIO
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      -----------     ----------
INFORMATION TECHNOLOGY -- CONTINUED
    Seagate Technology ...............................     4,808      $  125,393
    Vishay Intertechnology* ..........................     8,345         132,102
                                                                      ----------
                                                                         738,760
                                                                      ----------
MATERIALS -- 10.0%
    Alcan ADR.........................................     2,109         102,898
    Allegheny Technologies ...........................     2,505         129,885
    Cabot ............................................     3,042         119,307
    Owens-Illinois* ..................................     5,892         129,565
                                                                      ----------
                                                                         481,655
                                                                      ----------

     TOTAL COMMON STOCK
          (Cost $4,021,161)........................                    4,670,881
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.4%
--------------------------------------------------------------------------------
CASH EQUIVALENT (A) -- 3.4%
    HighMark Diversified Money Market Fund
    Fiduciary Shares, 3.930%
           (Cost $165,900) ........................      165,900         165,900
                                                                      ----------

     TOTAL INVESTMENTS -- 100.0%
          (Cost $4,187,061)+.......................                   $4,836,781
                                                                      ==========

          PERCENTAGES ARE BASED ON NET ASSETS OF $4,835,667.

        * NON-INCOME PRODUCING SECURITY

      ADR AMERICAN DEPOSITARY RECEIPT

      (A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.

       CL CLASS

        + AT JANUARY 31, 2006, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS
          WAS $4,187,061 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $672,388 AND $(22,668) RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.







RHJ-QH-003-0400

THE ADVISORS' INNER CIRCLE FUND                                 RICE HALL JAMES
                                                         SMALL/MID CAP PORTFOLIO
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.2%
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      -----------     ----------
CONSUMER DISCRETIONARY -- 17.4%
    Alliance Gaming* .............................        129,600   $  1,971,216
    American Greetings, Cl A .....................        139,200      2,841,072
    Gentex .......................................        142,800      2,384,760
    Journal Communications, Cl A .................        123,500      1,477,060
    Oakley* ......................................        123,300      1,929,645
    O'Reilly Automotive* .........................         89,000      2,920,980
    Regis ........................................         79,300      3,072,875
    Scholastic* ..................................         66,000      1,983,300
    Speedway Motorsports .........................         67,900      2,428,104
    Valassis Communications* .....................        101,200      2,823,480
    WCI Communities* .............................         90,800      2,500,632
                                                                    ------------
                                                                      26,333,124
                                                                    ------------
CONSUMER STAPLES -- 6.6%
    Del Monte Foods* .............................        268,900      2,874,541
    Delta & Pine Land ............................         81,900      1,927,926
    NBTY* ........................................        108,852      2,252,148
    Smithfield Foods* ............................        110,500      2,965,820
                                                                    ------------
                                                                      10,020,435
                                                                    ------------
ENERGY -- 10.0%
    Hanover Compressor* ..........................        138,400      2,291,904
    Noble Energy .................................         85,400      3,952,312
    Patterson-UTI Energy .........................         73,500      2,765,070
    Tidewater ....................................         55,000      3,213,100
    Universal Compression Holdings* ..............         59,100      2,836,800
                                                                    ------------
                                                                      15,059,186
                                                                    ------------
FINANCIALS -- 4.7%
    Advance America Cash Advance Centers .........        188,500      2,686,125
    American Equity Investment Life Holding ......         89,175      1,252,909
    Mercury General ..............................         56,000      3,156,720
                                                                    ------------
                                                                       7,095,754
                                                                    ------------
HEALTH CARE -- 12.1%
    Analogic .....................................         30,000      1,665,000
    Cephalon* ....................................         56,900      4,033,641
    Cooper .......................................         39,000      2,161,770
    ICU Medical* .................................         55,900      2,014,636
    Per-Se Technologies* .........................         74,000      1,840,380
    PerkinElmer ..................................        131,300      2,985,762
    Universal Health Services, Cl B ..............         74,800      3,553,748
                                                                    ------------
                                                                      18,254,937
                                                                    ------------
INDUSTRIALS -- 23.9%
    ABM Industries ...............................         73,100      1,396,941
    Actuant, Cl A ................................         59,200      3,389,200
    Acuity Brands ................................         78,800      2,985,732
    Airtran Holdings* ............................        211,900      3,589,586
    Allied Waste Industries* .....................        276,600      2,514,294
    Brink's ......................................         46,600      2,479,120
    Dollar Thrifty Automotive Group* .............         66,700      2,529,931
    EnerSys* .....................................        113,000      1,574,090

THE ADVISORS' INNER CIRCLE FUND                                 RICE HALL JAMES
                                                         SMALL/MID CAP PORTFOLIO
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      -----------     ----------
INDUSTRIALS -- CONTINUED
    JetBlue Airways* .............................        169,400   $  2,208,976
    Orbital Sciences* ............................        130,300      1,680,870
    Oshkosh Truck ................................         64,200      3,165,702
    Republic Services, Cl A ......................        118,100      4,470,085
    Swift Transportation* ........................        105,400      2,490,602
    Triumph Group* ...............................         37,190      1,571,649
                                                                    ------------
                                                                      36,046,778
                                                                    ------------
INFORMATION TECHNOLOGY -- 19.7%
    Avocent* .....................................         76,300      2,538,501
    Cognex .......................................         89,800      2,620,364
    Coherent* ....................................         88,400      2,736,864
    Essex* .......................................         81,900      1,674,855
    Gartner* .....................................        212,900      2,929,504
    MPS Group* ...................................        143,700      2,041,977
    ProQuest* ....................................        127,300      3,787,175
    Reynolds & Reynolds, Cl A ....................        110,900      3,149,560
    Transaction Systems Architects* ..............         80,500      2,655,695
    Vishay Intertechnology* ......................        162,100      2,566,043
    Wright Express* ..............................        118,000      3,001,920
                                                                    ------------
                                                                      29,702,458
                                                                    ------------
MATERIALS -- 1.7%
    Valspar .......................................        96,800      2,634,896
                                                                    ------------
TELECOMMUNICATION SERVICES -- 1.1%
    InPhonic* ....................................        187,900      1,582,118
                                                                    ------------

     TOTAL COMMON STOCK
         (Cost $124,062,682)......................                   146,729,686
                                                                    ------------
SHORT-TERM INVESTMENT -- 2.7%
CASH EQUIVALENT (A) -- 2.7%
    HighMark Diversified Money Market Fund
    Fiduciary Shares, 3.930%
           (Cost $4,099,483) .....................      4,099,483      4,099,483
                                                                    ------------

     TOTAL INVESTMENTS -- 99.9%
         (Cost $128,162,165)+.....................                  $150,829,169
                                                                    ============

         PERCENTAGES ARE BASED ON NET ASSETS OF $150,944,310.

       * NON-INCOME PRODUCING SECURITY

     (A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.

      CL CLASS

       + AT JANUARY 31, 2006, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS
         WAS $128,162,165 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $25,744,911 AND $(3,077,907) RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



RHJ-QH-002-0400

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                             MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 90.0%
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                      -----------   ------------
CONSUMER DISCRETIONARY -- 10.4%
    AC Moore Arts & Crafts* ..........................     75,100   $  1,139,267
    America's Car-Mart* ..............................     89,450      1,668,242
    California Pizza Kitchen* ........................     57,400      1,878,128
    Comstock Homebuilding, Cl A* .....................     82,800        909,972
    Gymboree* ........................................     88,800      2,188,032
    Keystone Automotive Industries* ..................     59,800      2,274,792
    Mikohn Gaming* ...................................    381,000      2,861,310
    Restoration Hardware* ............................    156,200        816,926
    Rubio's Restaurants* .............................     74,800        759,220
    Source Interlink* ................................    174,400      1,944,560
    Steak N Shake* ...................................     93,200      1,709,288
    Topps ............................................    125,300        969,822
    Trump Entertainment Resorts* .....................    109,200      2,140,320
                                                                    ------------
                                                                      21,259,879
                                                                    ------------
CONSUMER STAPLES -- 1.1%
    Helen of Troy* ...................................    114,000      2,184,240
                                                                    ------------
ENERGY -- 7.2%
    Edge Petroleum* ..................................     94,200      3,124,614
    Input/Output* ....................................    342,769      2,697,592
    Petroquest Energy* ...............................    440,600      5,066,900
    TGC Industries* ..................................    409,349      3,876,535
                                                                    ------------
                                                                      14,765,641
                                                                    ------------
FINANCIALS -- 7.2%
    ACE Cash Express* ................................     83,900      2,204,892
    Columbia Bancorp .................................     45,072        946,963
    Direct General ...................................     72,100      1,227,142
    Dollar Financial* ................................     89,500      1,171,555
    Franklin Bank* ...................................     52,700        909,602
    ITLA Capital* ....................................     15,700        731,620
    KMG America* .....................................    169,900      1,529,100
    Placer Sierra Bancshares .........................     69,600      1,854,144
    SeaBright Insurance Holdings* ....................     99,700      1,634,083
    Trico Bancshares .................................     43,000      1,044,040
    ZipRealty* .......................................    155,300      1,523,493
                                                                    ------------
                                                                      14,776,634
                                                                    ------------
HEALTH CARE -- 10.6%
    Allied Healthcare International* .................    343,000      2,301,530
    America Service Group* ...........................    148,300      2,706,475
    AMN Healthcare Services* .........................     83,900      1,692,263
    LHC Group* .......................................    129,200      2,054,280
    Matrixx Initiatives* .............................     89,000      2,209,870
    Noven Pharmaceuticals* ...........................    130,500      2,039,715
    Pharmion* ........................................    148,600      2,477,162
    Providence Service* ..............................     96,400      2,755,112
    Radiation Therapy Services* ......................     50,900      1,521,910
    TLC Vision* ......................................    256,100      1,948,921
                                                                    ------------
                                                                      21,707,238
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                             MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                      -----------   ------------
INDUSTRIALS -- 18.9%
    American Ecology .................................     76,300   $  1,323,042
    Artesyn Technologies* ............................    228,700      2,305,296
    Comfort Systems USA* .............................    188,800      1,984,288
    CRA International* ...............................     42,800      2,066,384
    CRM Holdings* ....................................    124,000      1,767,000
    ElkCorp ..........................................     34,200      1,202,814
    FirstService* ....................................     45,600      1,218,888
    Healthcare Services Group ........................     68,200      1,334,674
    Hudson Highland Group* ...........................    138,500      2,279,710
    Insituform Technologies, Cl A* ...................    106,893      2,716,151
    LECG* ............................................     85,000      1,426,300
    Mastec* ..........................................    238,300      2,871,515
    Modtech Holdings* ................................    143,100      1,139,076
    Nanometrics* .....................................    113,100      1,685,190
    Old Dominion Freight Line* .......................     59,050      1,685,287
    Orbital Sciences* ................................    265,700      3,427,530
    PeopleSupport* ...................................    207,900      2,158,002
    Power-One* .......................................    418,900      2,530,156
    Rush Enterprises, Cl A* ..........................     77,391      1,307,908
    Standard Parking* ................................     75,300      1,481,904
    WCA Waste* .......................................    106,700        763,972
                                                                    ------------
                                                                      38,675,087
                                                                    ------------
INFORMATION TECHNOLOGY -- 32.4%
    Advanced Digital Information* ....................    354,700      3,550,547
    answerthink* .....................................    679,777      3,411,801
    Bottomline Technologies* .........................    128,400      1,479,168
    Carreker* ........................................    194,200      1,093,346
    Comtech Group* ...................................    204,800      1,822,720
    Cybersource* .....................................    155,200      1,344,032
    Directed Electronics* ............................    106,600      1,519,050
    DTS* .............................................    113,300      1,896,642
    eCollege.com* ....................................    137,400      2,754,870
    EFJ* .............................................    175,200      1,967,496
    Essex* ...........................................    166,300      3,400,835
    First Advantage, Cl A* ...........................    101,600      2,796,032
    Forrester Research* ..............................     58,769      1,198,300
    Hypercom* ........................................    306,300      2,055,273
    i2 Technologies* .................................     66,800      1,108,880
    International DisplayWorks* ......................    214,528      1,392,287
    Lionbridge Technologies* .........................    283,600      2,163,868
    Magma Design Automation* .........................    185,500      1,875,405
    Mattson Technology* ..............................    179,400      2,332,200
    Measurement Specialties* .........................     38,500        993,300
    NIC* .............................................    285,900      1,701,105
    Novatel Wireless* ................................    177,800      1,939,798
    Open Solutions* ..................................     61,000      1,585,390
    Phoenix Technologies* ............................    577,100      3,953,135
    PLATO Learning* ..................................    119,100        981,384
    Quantum-DLT & Storage* ...........................  1,222,300      4,339,165
    Seachange International* .........................    471,600      3,923,712
    SonicWALL* .......................................    385,300      3,174,872
    Stratasys* .......................................     51,000      1,322,940
    Ultratech* .......................................    108,900      2,090,880

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                             MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                      -----------   ------------
INFORMATION TECHNOLOGY -- CONTINUED
    Website Pros* ....................................    136,400   $  1,364,000
                                                                    ------------
                                                                      66,532,433
                                                                    ------------
MATERIALS -- 1.9%
    AMCOL International ..............................     89,900      2,425,502
    Landec* ..........................................    141,000        910,860
    Lesco* ...........................................     45,501        649,754
                                                                    ------------
                                                                       3,986,116
                                                                    ------------
TELECOMMUNICATION SERVICES -- 0.3%

    InPhonic* .........................................    79,600        670,232
                                                                    ------------

     TOTAL COMMON STOCK
          (Cost $155,199,138).........................               184,557,500
                                                                    ------------
RIGHTS -- 0.0%
     Hoenig Group Escrow Receipt (A)*
          (Cost $0)...................................     62,600         14,398
                                                                    ------------
SHORT-TERM INVESTMENTS -- 7.6%
CASH EQUIVALENTS -- 7.6% (B)
    HighMark Diversified Money Market Fund
    Fiduciary Shares, 3.930% .........................  8,251,707      8,251,707
    HighMark U.S. Government Money Market Fund
    Fiduciary Shares, 3.920% .........................  7,179,919      7,179,919
                                                                    ------------

     TOTAL SHORT-TERM INVESTMENTS
         (Cost $15,431,626)..........................                 15,431,626
                                                                    ------------

     TOTAL INVESTMENTS -- 97.6%
         (Cost $170,630,764)+........................               $200,003,524
                                                                    ============

         PERCENTAGES ARE BASED ON NET ASSETS OF $205,017,658.

       * NON-INCOME PRODUCING SECURITY

     (A) THESE RIGHTS ARE CONTINGENT PAYMENT RIGHTS AND DO NOT HAVE AN EXPIRATION DATE. SECURITY IS FAIR VALUED BY THE BOARD OF TRUSTEES.

     (B) RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF JANUARY 31, 2006.

      CL CLASS

       + AT JANUARY 31, 2006, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS
         WAS $170,630,764 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $35,194,600 AND $(5,821,840) RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.





RHJ-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------
                                            James F. Volk
                                            President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------
                                            James F. Volk
                                            President


Date: March 21, 2006

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------
                                            Michael Lawson
                                            Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.